Related Parties - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest expense, related party	$ 6.4	$ 3.1
MGG Investment Group [Member]
Related Party Transaction [Line Items]
Interest expense, related party					$ 12.1	$ 0.4
MGG Investment Group [Member] | Debenture [Member]
Related Party Transaction [Line Items]
Debt instrument outstanding	$ 110.6		$ 110.6		$ 107.3
Interest expense, related party			$ 9.6	$ 9.0
Carlyle Investment Management, LLC [Member]
Related Party Transaction [Line Items]
Agreement termination date					Dec. 19, 2019
General and administrative [Member] | Carlyle Investment Management, LLC [Member]
Related Party Transaction [Line Items]
Management consulting fees						$ 1.0